Federal Home Loan Bank Advances	12 Months Ended
Dec. 31, 2011
Banking and Thrift [Abstract]
Federal Home Loan Bank Advances, Disclosure [Text Block]

Note 12:     Federal Home Loan Bank Advances

The Federal Home Loan Bank advances were secured by $55,031,770 in balances from mortgage loans at December 31, 2011. Advances, at interest rates from 1.07 to 3.26 percent, are subject to restrictions or penalties in the event of prepayment.

Aggregate annual maturities of Federal Home Loan Bank advances at December 31, 2011, were:

Debt

2012	$275,866
2013	1,500,000
2014	8,500,000
2015	0
2016	2,500,000
Total	$12,775,866